Intangible Assets - DAC for US operations and sensitivity of amortisation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
DAC amounts
Deferred acquisition costs and other intangible assets	$ 18,604		$ 17,476
Gain (loss) for shadow DAC amortisation	(287)	$ (560)
Reduction in shadow DAC	535
Shareholder-backed
DAC amounts
Deferred acquisition costs and other intangible assets	$ 18,538		$ 17,409	$ 15,008
Shareholder-backed | US insurance operations
DAC amounts
Assumption for long-term investment returns (as a percent)	7.40%		7.40%
Deferred acquisition costs | Shareholder-backed | US insurance operations
DAC amounts
Deferred acquisition costs and other intangible assets	$ 12,528		$ 12,240
Gain (loss) for shadow DAC amortisation	248		(631)
Reduction in shadow DAC	535
Positive (negative) unrealised valuation movement	2,540		4,023
Amount of acceleration or deceleration for every 1 percent growth	$ 17
Percentage taken for expected acceleration or deceleration	1.00%
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Assumption for long-term investment returns (as a percent)	7.40%
Credit (charge) for decelerated (accelerated) amortisation	$ (32)	$ 191
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	30.00%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	42.00%
Deferred acquisition costs | Shareholder-backed | US insurance operations | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs and other intangible assets	$ (447)		(695)
Deferred acquisition costs | Shareholder-backed | US insurance operations | Variable annuity and other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs and other intangible assets	$ 12,975		$ 12,935